Provisions - Summary of Movement in the Provision for Post Sales Client Support and Other Provisions (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure Of Other Provisions [Abstract]
Balance at the beginning	$ 75
Provision recognized / (reversed)	24
Provision utilized	(16)
Balance at the end	$ 83